UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07095

T. Rowe Price Summit Municipal Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

April 30, 2025

Summit Municipal Intermediate Fund

Investor Class (PRSMX)

This semi-annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Investor Class	$20	0.40%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,964,171
Number of Portfolio Holdings	813

Portfolio Turnover Rate	11.9%

What did the fund invest in?

State Allocation (as a % of Net Assets)

New York	12.2%
Virginia	8.8
Texas	8.6
Georgia	6.1
Puerto Rico	6.0
California	5.0
Florida	4.3
Michigan	4.1
Washington	4.0
Other	40.9

Industry Allocation (as a % of Net Assets)

Transportation	22.7%
Health Care	14.9
Special Tax	13.4
General Obligations - State	12.4
General Obligations - Local	5.7
Water & Sewer	5.2
Electric	3.7
Industrial & Pollution Control	3.1
Leasing	2.8
Other	16.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F83-053 6/25

Summit Municipal Intermediate Fund

Investor Class (PRSMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Summit Municipal Intermediate Fund

Advisor Class (PAIFX)

This semi-annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - Advisor Class	$32	0.65%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,964,171
Number of Portfolio Holdings	813

Portfolio Turnover Rate	11.9%

What did the fund invest in?

State Allocation (as a % of Net Assets)

New York	12.2%
Virginia	8.8
Texas	8.6
Georgia	6.1
Puerto Rico	6.0
California	5.0
Florida	4.3
Michigan	4.1
Washington	4.0
Other	40.9

Industry Allocation (as a % of Net Assets)

Transportation	22.7%
Health Care	14.9
Special Tax	13.4
General Obligations - State	12.4
General Obligations - Local	5.7
Water & Sewer	5.2
Electric	3.7
Industrial & Pollution Control	3.1
Leasing	2.8
Other	16.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F283-053 6/25

Summit Municipal Intermediate Fund

Advisor Class (PAIFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

April 30, 2025

Summit Municipal Intermediate Fund

I Class (PRTMX)

This semi-annual shareholder report contains important information about Summit Municipal Intermediate Fund (the "fund") for the period of November 1, 2024 to April 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Summit Municipal Intermediate Fund - I Class	$14	0.29%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$3,964,171
Number of Portfolio Holdings	813

Portfolio Turnover Rate	11.9%

What did the fund invest in?

State Allocation (as a % of Net Assets)

New York	12.2%
Virginia	8.8
Texas	8.6
Georgia	6.1
Puerto Rico	6.0
California	5.0
Florida	4.3
Michigan	4.1
Washington	4.0
Other	40.9

Industry Allocation (as a % of Net Assets)

Transportation	22.7%
Health Care	14.9
Special Tax	13.4
General Obligations - State	12.4
General Obligations - Local	5.7
Water & Sewer	5.2
Electric	3.7
Industrial & Pollution Control	3.1
Leasing	2.8
Other	16.1

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1217-053 6/25

Summit Municipal Intermediate Fund

I Class (PRTMX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
April 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRSMX Summit Municipal
Intermediate Fund
PAIFX Summit Municipal
Intermediate Fund–
.
Advisor Class
PRTMX Summit Municipal
Intermediate Fund–
.
I Class

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 11.31 $ 10.77 $ 10.75 $ 12.27 $ 12.21 $ 12.13
Investment
activities
Net investment
income
(1)(2)
0.18 0.31 0.28 0.25 0.26 0.29
Net realized and
unrealized gain/
loss (0.20) 0.54 0.02 (1.52) 0.06 0.08
Total from
investment
activities (0.02) 0.85 0.30 (1.27) 0.32 0.37
Distributions
Net investment
income (0.18) (0.31) (0.28) (0.25) (0.26) (0.29)
Net realized gain — — —
(3)
—
(3)
—
(3)
—
Total distributions (0.18) (0.31) (0.28) (0.25) (0.26) (0.29)
NET ASSET
VALUE
End of period $ 11.11 $ 11.31 $ 10.77 $ 10.75 $ 12.27 $ 12.21

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(4)
(0.23)% 7.91% 2.75% (10.44)% 2.59% 3.05%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.40%
(5)
0.52% 0.51% 0.52% 0.50% 0.51%
Net expenses
after waivers/
payments by
Price Associates 0.40%
(5)
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment
income 3.16%
(5)
2.75% 2.51% 2.18% 2.08% 2.35%
Portfolio turnover
rate 11.9% 20.8% 22.5% 20.6% 6.6% 15.6%
Net assets, end of
period (in millions) $1,045 $1,178 $2,135 $2,339 $3,253 $3,087
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
Advisor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 11.31 $ 10.76 $ 10.74 $ 12.26 $ 12.20 $ 12.12
Investment
activities
Net investment
income
(1)(2)
0.16 0.28 0.25 0.22 0.23 0.25
Net realized and
unrealized gain/
loss (0.20) 0.55 0.02 (1.52) 0.06 0.08
Total from
investment
activities (0.04) 0.83 0.27 (1.30) 0.29 0.33
Distributions
Net investment
income (0.16) (0.28) (0.25) (0.22) (0.23) (0.25)
Net realized gain — — —
(3)
—
(3)
—
(3)
—
Total distributions (0.16) (0.28) (0.25) (0.22) (0.23) (0.25)
NET ASSET
VALUE
End of period $ 11.11 $ 11.31 $ 10.76 $ 10.74 $ 12.26 $ 12.20

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(4)
(0.36)% 7.74% 2.50% (10.68)% 2.34% 2.79%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.73%
(5)
0.82% 0.79% 0.81% 0.79% 0.81%
Net expenses
after waivers/
payments by
Price Associates 0.65%
(5)
0.75% 0.75% 0.75% 0.75% 0.75%
Net investment
income 2.91%
(5)
2.51% 2.26% 1.94% 1.84% 2.09%
Portfolio turnover
rate 11.9% 20.8% 22.5% 20.6% 6.6% 15.6%
Net assets, end
of period (in
thousands) $3,481 $4,092 $4,002 $4,220 $5,444 $5,299
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET
VALUE
Beginning of period $ 11.30 $ 10.76 $ 10.74 $ 12.26 $ 12.20 $ 12.12
Investment
activities
Net investment
income
(1)(2)
0.18 0.33 0.29 0.27 0.27 0.30
Net realized and
unrealized gain/
loss (0.20) 0.53 0.02 (1.52) 0.06 0.08
Total from
investment
activities (0.02) 0.86 0.31 (1.25) 0.33 0.38
Distributions
Net investment
income (0.18) (0.32) (0.29) (0.27) (0.27) (0.30)
Net realized gain — — —
(3)
—
(3)
—
(3)
—
Total distributions (0.18) (0.32) (0.29) (0.27) (0.27) (0.30)
NET ASSET
VALUE
End of period $ 11.10 $ 11.30 $ 10.76 $ 10.74 $ 12.26 $ 12.20

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
4/30/25
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(4)
(0.18)% 8.04% 2.87% (10.34)% 2.72% 3.17%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.29%
(5)
0.38% 0.38% 0.38% 0.37% 0.38%
Net expenses
after waivers/
payments by
Price Associates 0.29%
(5)
0.38% 0.38% 0.38% 0.37% 0.38%
Net investment
income 3.27%
(5)
2.88% 2.63% 2.32% 2.20% 2.47%
Portfolio turnover
rate 11.9% 20.8% 22.5% 20.6% 6.6% 15.6%
Net assets, end of
period (in millions) $2,916 $3,218 $3,064 $3,190 $3,549 $2,783
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Amounts round to less than $0.01 per share.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2025 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
ALABAMA  3.3%
Black Belt Energy Gas Dist., VRDN, 4.00%, 6/1/51 (Tender
12/1/31)  29,485 28,922
Black Belt Energy Gas Dist., Series B, VRDN, 5.00%, 10/1/55
(Tender 9/1/32)  3,165 3,291
Black Belt Energy Gas Dist., Series C, VRDN, 5.50%, 10/1/54
(Tender 6/1/32)  10,360 11,075
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,000 10,453
Black Belt Energy Gas Dist., Gas Project, Series D-1, VRDN,
5.50%, 6/1/49 (Tender 2/1/29)  10,000 10,458
Energy Southeast A Cooperative Dist., Series A-1, VRDN,
5.50%, 11/1/53 (Tender 1/1/31)  10,695 11,458
Energy Southeast A Cooperative Dist., Series B, VRDN, 5.25%,
7/1/54 (Tender 6/1/32)  19,000 20,158
Southeast Energy Auth. Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  29,365 28,870
Southeast Energy Auth. Cooperative Dist., Series B-1, VRDN,
5.00%, 5/1/53 (Tender 8/1/28)  6,010 6,173
130,858
ALASKA  0.1%
Alaska Housing Fin., Series B, 5.00%, 12/1/31  5,000 5,211
5,211
ARIZONA  1.9%
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/40  1,700 1,832
Arizona Board of Regents, Sustainable Bonds, Series A,
5.00%, 7/1/41  4,240 4,542
Chandler IDA, Intel Corp. Project, VRDN, 4.00%, 6/1/49
(Tender 6/1/29) (1) 4,525 4,500
Chandler IDA, Intel Corp. Project, Series 2, VRDN, 5.00%,
9/1/52 (Tender 9/1/27) (1) 18,225 18,509
Maricopa County IDA, Banner Health, 5.00%, 1/1/32  8,965 9,143
Maricopa County IDA, Honor Health, Series A, 5.00%, 9/1/36  1,365 1,402
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/29  2,725 2,912
Maricopa County IDA, Honor Health, Series D, 5.00%, 12/1/30  3,250 3,512
Phoenix Civic Improvement, 5.00%, 7/1/33 (1) 630 646
Phoenix Civic Improvement, 5.00%, 7/1/35 (1) 4,700 4,794
Phoenix Civic Improvement, 5.00%, 7/1/36 (1) 3,715 3,779
Phoenix Civic Improvement, Series B, 5.00%, 7/1/32  1,280 1,323
Phoenix Civic Improvement, Series B, 5.00%, 7/1/34  1,690 1,738

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/39  1,170 1,261
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/40  1,000 1,073
Phoenix Civic Improvement, Junior Lien Wastewater System,
5.00%, 7/1/41  3,000 3,197
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/25  300 300
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/26  250 252
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/27  300 304
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/28  450 459
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/29  350 356
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/30  350 355
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/31  1,400 1,419
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/32  750 759
Phoenix IDA, Downtown Phoenix Student Housing, Series A,
5.00%, 7/1/33  660 666
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/30  5,000 5,139
Salt Verde Financial, 5.00%, 12/1/37  1,000 1,039
75,211
CALIFORNIA  5.0%
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 7/1/53 (Tender 8/1/29)  11,125 11,539
California Community Choice Fin. Auth., Green Bond, VRDN,
5.00%, 12/1/53 (Tender 8/1/29)  6,195 6,437
California Community Choice Fin. Auth., Green Bond, VRDN,
5.50%, 10/1/54 (Tender 11/1/30)  11,860 12,696
California Community Choice Fin. Auth., Green Bond,
Series B-1, VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  9,000 8,898
California Community Choice Fin. Auth., Green Bond, Series E,
VRDN, 5.00%, 2/1/55 (Tender 9/1/32)  1,500 1,580
California Community Choice Fin. Auth., Green Bond, Series G,
VRDN, 5.25%, 11/1/54 (Tender 4/1/30)  5,000 5,254
California Community Choice Fin. Auth., Green Bond, Series H,
VRDN, 5.00%, 1/1/56 (Tender 8/1/33)  10,550 11,287
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  3,696 3,689
California Housing Fin., Series 2019-2, Class A, 4.00%, 3/20/33  6,954 6,862

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 4.32%, 12/1/50 (Tender 6/1/26)  3,375 3,364
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/33 (1) 1,000 1,012
California Municipal Fin. Auth., Linxs APM Project, 5.00%,
12/31/34 (1) 1,200 1,209
California PFA, Enso Village Project, 2.375%, 11/15/28 (2) 80 77
California PFA, Enso Village Project, 5.00%, 11/15/36 (2) 750 750
California Statewide CDA, Loma Linda Univ. Medical Center,
5.25%, 12/1/29  2,630 2,632
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/25 (2) 2,265 2,267
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (2) 1,005 1,018
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/28 (2) 4,235 4,289
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/29 (2) 3,000 3,037
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/30 (2) 6,875 6,958
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/31 (2) 4,275 4,324
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/36 (2) 7,750 7,802
Central Valley Energy Auth., VRDN, 5.00%, 12/1/55 (Tender
8/1/35)  11,550 12,197
Los Angeles County Metropolitan Transportation Auth.,
Refunding, Series A, 5.00%, 7/1/34  10,000 10,343
Los Angeles Dept. of Airports, 5.00%, 5/15/35 (Prerefunded
11/15/31) (1)(3) 60 65
Los Angeles Dept. of Airports, Unrefunded Balance, 5.00%,
5/15/31 (1) 6,500 6,919
Los Angeles Unified School Dist., Series A, GO, 5.00%, 7/1/32  7,500 8,417
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.775%, 7/1/27  2,060 2,056
Regents of the Univ. of California Medical Center, Series P,
5.00%, 5/15/35  6,250 6,823
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/36 (1) 3,500 3,799
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.25%, 7/1/37 (1) 1,350 1,456
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series 2023A, 5.00%, 5/1/38 (1) 2,015 2,091
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/32 (1) 5,710 6,039

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.00%, 5/1/39 (1) 8,805 9,129
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series A, 5.25%, 5/1/44 (1) 3,680 3,789
San Francisco City & County Int'l. Airport, San Francisco Airport
Commission, Series C, 5.00%, 5/1/31 (1) 10,000 10,609
San Joaquin Valley Clean Energy Auth., Clean Energy Project,
Series A, VRDN, 5.50%, 1/1/56 (Tender 7/1/35)  3,925 4,310
Univ. of California, Series BS, 5.00%, 5/15/41  3,000 3,230
198,253
COLORADO  3.2%
Colorado, COP, 6.00%, 12/15/38  3,000 3,459
Colorado, Series A, COP, 4.00%, 12/15/40  2,000 1,916
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/41  6,100 6,555
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/42  4,295 4,579
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/43  1,050 1,115
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/44  1,500 1,584
Colorado Bridge & Tunnel Enterprise, Series B, 5.00%, 12/1/45  2,500 2,629
Colorado HFA, Adventhealth Obligated, VRDN, 5.00%,
11/15/58 (Tender 11/15/28)  4,300 4,504
Colorado HFA, Adventhealth Obligated, Series A, VRDN,
5.00%, 11/15/59 (Tender 11/15/29)  2,375 2,518
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/34  7,250 7,543
Denver City & County Airport, Series A, 5.00%, 12/1/29 (1) 3,100 3,206
Denver City & County Airport, Series A, 5.00%, 12/1/30 (1) 8,845 9,354
Denver City & County Airport, Series A, 5.00%, 12/1/32 (1) 5,850 6,011
Denver City & County Airport, Series A, 5.00%, 12/1/33 (1) 6,550 6,714
Denver City & County Airport, Series A, 5.00%, 12/1/34 (1) 1,250 1,278
Denver City & County Airport, Series A, 5.00%, 12/1/35 (1) 20,000 20,387
Denver City & County Airport, Series A, 5.00%, 12/1/38 (1) 9,000 9,094
Denver City & County Airport, Series B, 5.00%, 11/15/30 (1) 2,000 2,114
Denver City & County Airport, Series B, 5.00%, 11/15/38  1,075 1,150
Denver City & County Airport, Series B, 5.00%, 11/15/39  1,000 1,064
Denver City & County Airport, Series B, 5.50%, 11/15/39 (1) 3,700 3,984
Denver City & County Airport, Series B, 5.50%, 11/15/41 (1) 3,225 3,439
E-470 Public Highway Auth., Capital Appreciation, Series B,
Zero Coupon, 9/1/29 (4) 8,110 6,946
Regional Transportation Dist. Sales Tax Revenue, Green Bond
Fastracks Project, 4.00%, 11/1/40  12,500 12,249
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/26 (5) 575 590
Vauxmont Metropolitan Dist., GO, 5.00%, 12/1/29 (5) 630 669
124,651
CONNECTICUT  2.2%

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut, Series B, GO, 5.00%, 12/1/31 (6) 4,750 5,250
Connecticut, Series E, GO, 5.00%, 9/15/31  12,000 12,613
Connecticut, Series F, GO, 5.00%, 11/15/37  8,700 9,570
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/40  11,305 12,390
Connecticut Special Tax Obligation, Series A, 5.25%, 7/1/41  5,000 5,439
Connecticut Special Tax Obligation, Series D, 5.00%, 11/1/34  1,615 1,754
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/32  10,000 10,399
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/43  12,505 13,277
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A-2, 5.00%, 7/1/44  13,060 13,795
Connecticut, Sustainable Bonds, Series B, GO, 3.00%, 1/15/41  3,870 3,128
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK)  (7)(8)(9) 384 88
87,703
DELAWARE  0.3%
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/33  2,780 2,815
Delaware State HFA, Beebe Medical Center, 5.00%, 6/1/34  2,500 2,520
Delaware Transportation Auth., Senior, 3.00%, 7/1/40  9,655 8,284
13,619
DISTRICT OF COLUMBIA  3.7%
District of Columbia, Series A, GO, 5.00%, 6/1/36  4,550 4,644
District of Columbia, Series A, GO, 5.00%, 1/1/40  2,000 2,129
District of Columbia, Series A, GO, 5.00%, 1/1/41  2,500 2,648
District of Columbia Water & Sewer Auth., Subordinate Lien,
Series A, 5.00%, 10/1/42  2,400 2,562
District of Columbia, Georgetown Univ., 5.00%, 4/1/34  1,800 1,829
District of Columbia, Georgetown Univ., 5.00%, 4/1/35  3,000 3,042
District of Columbia, Income Tax Revenue, Series A, 5.50%,
7/1/47  5,195 5,511
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/31 (1) 8,185 8,286
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/31 (1) 9,490 10,151
Metropolitan Washington Airports Auth., Series 2021A, 5.00%,
10/1/35 (1) 3,500 3,651
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/37 (1) 1,500 1,439
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/38 (1) 3,470 3,298
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/29 (1) 5,000 5,182

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/30 (1) 3,285 3,401
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/31 (1) 4,675 4,825
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/32 (1) 4,650 4,926
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (1) 7,350 7,419
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 17,795 17,941
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/38 (1) 1,860 1,923
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/40 (1) 1,675 1,722
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/42 (1) 2,500 2,537
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/39 (1) 1,775 1,876
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/40 (1) 2,580 2,717
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/41 (1) 6,780 7,097
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 7,000 7,278
Metropolitan Washington Airports Auth., Series B, 5.00%,
10/1/30 (1) 10,280 10,292
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series A, 5.00%, 10/1/30  2,800 2,871
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/35  1,000 997
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/36  855 844
Washington D.C. Convention & Sports Auth., Hotel Tax,
Series B, 4.00%, 10/1/37  1,000 968
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/38  3,850 4,144
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/39  7,400 7,913
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/41  2,000 2,108
148,171
FLORIDA  4.3%
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/32  1,000 1,049

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Alachua County HFA, Shands Teaching Hosp. & Clinics, 5.00%,
12/1/34  2,705 2,819
Alachua County HFA, Shands Teaching Hosp. & Clinics,
Series B, 5.00%, 12/1/34  12,380 12,380
Brevard County HFA, Health First, Series A, 5.00%, 4/1/41  5,000 5,149
Broward County Airport, 4.00%, 10/1/44 (1)(10) 3,075 2,766
Broward County Airport, 5.00%, 10/1/29 (1) 2,265 2,316
Broward County Airport, 5.00%, 10/1/30 (1) 2,250 2,299
Broward County Airport, 5.00%, 10/1/31 (1) 1,500 1,531
Broward County Airport, 5.00%, 10/1/32 (1) 1,815 1,850
Broward County Airport, 5.00%, 10/1/33 (1) 1,295 1,318
Broward County Airport, 5.00%, 10/1/34 (1) 1,500 1,524
Broward County Airport, Series A, 5.00%, 10/1/33 (1) 4,840 4,989
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/25  750 752
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/26  1,250 1,269
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/27  1,500 1,537
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/28  1,500 1,549
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  500 519
Central Florida Expressway Auth., 4.00%, 7/1/39 (5) 3,070 3,075
Florida Municipal Power Agency, Series A, 5.00%, 10/1/31  7,910 8,044
Greater Orlando Aviation Auth., 5.00%, 10/1/35 (1) 1,975 2,107
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/29 (1) 5,285 5,570
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/34 (1) 3,000 3,051
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/35 (1) 6,500 6,597
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/44  3,205 3,389
JEA Water & Sewer System Revenue, Series A, 5.00%, 10/1/45  6,180 6,491
Lee County IDA, Health System, Series 2019A-1, 4.00%, 4/1/37  1,300 1,248
Lee County IDA, Health System, Series 2019A-1, 5.00%, 4/1/34  1,240 1,282
Miami-Dade County Aviation, Series A, 5.00%, 10/1/33 (1) 20,000 21,303
Miami-Dade County Expressway Auth., Series 14A, 5.00%,
7/1/30  2,000 2,003
Miami-Dade County Expressway Auth., Series 2013A, 5.00%,
7/1/30  1,250 1,252
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/26  3,900 3,905
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/28  5,565 5,578
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,003
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/33  3,000 3,034
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/26  4,530 4,536
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/27  3,850 3,855

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/28  2,775 2,782
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/38 (1) 2,000 2,031
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/39 (1) 2,300 2,333
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/40 (1) 3,000 3,040
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/41 (1) 1,070 1,083
Miami-Dade County Seaport Dept., Series A, 5.00%,
10/1/42 (1) 2,385 2,403
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/38  850 894
Orange County HFA, Orlando Health Obligated Group,
Series A, 5.00%, 10/1/42  1,250 1,283
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/31  2,150 2,105
Palm Beach County HFA, Toby & Leon Cooperman Sinai,
4.00%, 6/1/36  2,500 2,345
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/34  6,385 6,537
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/35  9,000 9,194
Tampa Health System, BayCare Health, Series A, 5.00%,
11/15/32  1,070 1,084
171,053
GEORGIA  6.1%
Atlanta, Series A-1, GO, 5.00%, 12/1/35  2,250 2,479
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/38  2,575 2,542
Atlanta Airport, Dept. of Aviation, Series B, 4.00%, 7/1/39  3,750 3,665
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/36  5,585 5,849
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/38  5,000 5,181
Atlanta Airport, Passenger Fac. Charge, Series C, 5.00%,
7/1/40  7,000 7,197
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (8)(9) 2,805 1,122
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (8)(9) 9,705 3,882
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (8)(9) 3,065 1,226
Atlanta Dev. Auth., New Downtown Stadium, Series A-1, 5.00%,
7/1/31  4,280 4,287
Atlanta Water & Wastewater, 5.00%, 11/1/31  8,480 8,494
Atlanta Water & Wastewater, Sustainable Bond, 5.00%,
11/1/37 (10) 5,925 6,518

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Augusta Dev. Auth., AU Health System, Inc. Project, 4.00%,
7/1/37  4,065 3,992
Burke County Dev. Auth., Georgia Power A Southern, First
Series, VRDN, PCR, 2.60%, 7/1/49  2,225 2,225
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/31  500 512
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  2,250 2,291
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/31  400 410
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/32  1,000 1,023
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/33  2,000 2,043
Fulton County Dev. Auth., WellStar Health, Series A, RAC,
5.00%, 4/1/34  2,515 2,565
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/29  1,780 1,826
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/30  6,300 6,446
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/35  5,000 5,076
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series A, 5.00%, 2/15/37  2,500 2,529
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/31  2,365 2,426
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/32  3,660 3,751
Gainesville & Hall County Hosp. Auth., Northeast Georgia
Health, Series B, 5.00%, 2/15/33  3,390 3,470
Georgia, Bidding Group 2, Series A, GO, 5.00%, 7/1/40  10,000 10,842
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/32  1,000 1,023
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/34  1,205 1,229
Griffin-Spalding County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/35  1,000 1,018
Main Street Natural Gas, Series A, 5.00%, 5/15/26  2,350 2,375
Main Street Natural Gas, Series A, 5.00%, 5/15/33  5,000 5,108
Main Street Natural Gas, Series A, 5.00%, 5/15/34  5,000 5,082
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52
(Tender 9/1/27)  31,870 31,849
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  1,960 2,028
Main Street Natural Gas, Series A, VRDN, 5.00%, 5/1/54
(Tender 9/1/31)  5,125 5,389

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/52
(Tender 6/1/29)  2,500 2,584
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  7,700 8,082
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  6,000 6,273
Main Street Natural Gas, Series C, VRDN, 5.00%, 12/1/54
(Tender 12/1/31)  14,915 15,432
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series C, VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  20,000 19,915
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/29  9,290 9,669
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/30  1,870 1,944
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/31  1,965 2,042
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/32  1,060 1,100
Municipal Electric Auth. of Georgia, General Power Revenue,
5.00%, 1/1/33  665 689
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/30  2,675 2,781
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/31  1,560 1,621
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/33  1,845 1,911
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/34  2,005 2,073
Municipal Electric Auth. of Georgia, Power Revenue,
Series HH, 5.00%, 1/1/35  3,415 3,526
Municipal Electric Auth. of Georgia, Project One, Series A,
5.00%, 1/1/35  4,275 4,594
243,206
HAWAII  0.6%
Hawaii Airports System, Series A, 5.00%, 7/1/36 (1) 7,620 7,977
Hawaii Airports System, Series A, 5.00%, 7/1/43 (1) 2,100 2,108
Hawaii Airports System, Series B, 5.00%, 7/1/43  2,425 2,563
Hawaii Airports System, Series B, 5.00%, 7/1/44  3,120 3,280
Hawaii Airports System, Series D, 4.00%, 7/1/37  7,500 7,453
Hawaii Airports System, Series D, 5.00%, 7/1/45  2,000 2,095
25,476
IDAHO  0.3%
Idaho HFA, Trinity Health, Series D, 5.50%, 12/1/29  2,185 2,188
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/39  1,840 1,991

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/40  2,750 2,962
Idaho Housing & Fin. Assn., Series A, 5.00%, 8/15/41  2,490 2,664
9,805
ILLINOIS  3.6%
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/30 (1) 5,000 5,238
Chicago Midway Int'l. Airport, Series C, 5.00%, 1/1/31 (1) 27,535 28,995
Chicago O'Hare Int'l. Airport, Series D, 5.25%, 1/1/34  8,450 8,656
Chicago Wastewater, Series A, 5.00%, 1/1/32  4,045 4,126
Chicago Wastewater, Series A, 5.00%, 1/1/33  4,250 4,330
Chicago Wastewater, Series A, 5.00%, 1/1/34  4,460 4,537
Illinois, GO, 4.00%, 6/1/32  530 519
Illinois, GO, 4.00%, 6/1/35  2,075 1,987
Illinois, Series 2022A, GO, 5.00%, 3/1/27  3,000 3,080
Illinois, Series A, GO, 5.00%, 12/1/27  7,685 7,956
Illinois, Series A, GO, 5.00%, 3/1/28  3,375 3,503
Illinois, Series A, GO, 5.00%, 3/1/29  2,350 2,461
Illinois, Series A, GO, 5.00%, 5/1/29  5,230 5,424
Illinois, Series B, GO, 5.00%, 5/1/28  2,500 2,599
Illinois, Series B, GO, 5.00%, 5/1/30  2,000 2,115
Illinois, Series B, GO, 5.00%, 10/1/30  7,000 7,275
Illinois, Series C, GO, 5.00%, 11/1/29  16,500 17,004
Illinois, Series C, GO, 5.00%, 5/1/30  5,775 6,092
Illinois, Series D, GO, 5.00%, 7/1/28  6,250 6,507
Illinois, Series D, GO, 5.00%, 11/1/28  5,000 5,161
Illinois, Series D, GO, 5.00%, 7/1/30  10,730 11,358
Illinois Fin. Auth., Series A, 4.00%, 7/15/38  2,125 2,065
Illinois State Toll Highway Auth., Series C, 5.00%, 1/1/28  1,150 1,151
142,139
KANSAS  0.3%
Kansas DFA, Series B, VR, 5.00%, 11/15/54 (Prerefunded
11/15/28) (3) 180 189
Kansas DFA, Adventhealth Obligated, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/31)  2,750 2,990
Kansas DFA, Unrefunded Balance, Series B, VRDN, 5.00%,
11/15/54 (Tender 11/15/28)  3,835 4,061
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/25  1,000 1,000
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/26  1,045 1,045
Lenexa Health Care Fac., Lakeview Village, Series A, 5.00%,
5/15/28  2,300 2,301
11,586

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
KENTUCKY  1.5%
Ashland, Ashland Medical Center, 5.00%, 2/1/27  660 673
Ashland, Ashland Medical Center, 5.00%, 2/1/29  805 834
Ashland, Ashland Medical Center, 5.00%, 2/1/30  370 385
Ashland, Ashland Medical Center, 5.00%, 2/1/31  920 937
Ashland, Ashland Medical Center, 5.00%, 2/1/32  125 127
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/28  3,105 3,152
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/29  5,250 5,325
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/31  1,000 1,013
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/32  3,250 3,288
Kentucky Public Energy Auth., Series A, VRDN, 5.00%, 5/1/55  16,655 17,296
Kentucky Public Energy Auth., Series B, VRDN, 5.00%, 1/1/55
(Tender 8/1/32)  14,450 15,131
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,350 11,329
59,490
LOUISIANA  0.3%
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
4.15%, 9/1/27  1,000 1,002
Louisiana Offshore Terminal Auth., Loop LLC Project, Series A,
VRDN, 4.20%, 9/1/33 (Tender 9/1/28)  4,705 4,693
Louisiana Offshore Terminal Auth., Loop LLC Project, Series C,
VRDN, 4.20%, 9/1/34 (Tender 9/1/28)  6,785 6,760
12,455
MARYLAND  2.8%
Baltimore County, Consolidated Public Improvement, GO,
3.00%, 3/1/38  5,190 4,525
Baltimore County, Metropolitan Dist. Bonds, 84th Issue, GO,
5.00%, 3/1/41  5,960 6,386
Frederick County, Public Facilities Project, GO, 5.00%, 4/1/40  3,420 3,691
Gaithersburg, Asbury Obligated Group, Series A, 4.50%, 1/1/26  2,645 2,643
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/35 (1)(11) 2,000 2,127
Maryland DOT, Baltimore, Series A, 5.00%, 8/1/36 (1)(11) 2,625 2,776
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/31 (1) 2,400 2,553
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/32 (1) 2,500 2,645
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/34 (1) 2,105 2,204
Maryland DOT, Baltimore, Series B, 5.00%, 8/1/35 (1) 2,000 2,084
Maryland Economic Dev., Morgan State Univ., Series A,
5.375%, 7/1/38  1,350 1,430

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/26  2,135 2,164
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  1,140 1,167
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,000 1,034
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/29  2,000 2,050
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/30  2,180 2,231
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/31  1,950 1,993
Maryland HHEFA, MedStar Health, 5.00%, 8/15/29  10,365 10,396
Maryland HHEFA, MedStar Health, 5.00%, 8/15/30  2,785 2,788
Maryland HHEFA, MedStar Health, 5.00%, 8/15/31  1,670 1,672
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/26  2,500 2,503
Maryland HHEFA, MedStar Health, Series B, 5.00%, 8/15/28  4,000 4,004
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/30 (1) 1,000 1,044
Maryland State Transportation Auth., Passenger Fac. Charge
Revenue, Baltimore/Washington Int'l. Airport, 5.00%, 6/1/31 (1) 3,570 3,707
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/40  1,375 1,481
Maryland State Transportation Auth., Transportation Fac.
Project, Series A, 5.00%, 7/1/41  17,800 19,036
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/27  1,465 1,474
Rockville, Ingleside at King Farm, Series A-1, 5.00%, 11/1/29  1,075 1,081
Univ. System of Maryland, Series A, 4.00%, 4/1/43  5,365 5,167
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  1,000 1,000
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  1,000 995
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,825 2,718
Washington Suburban Sanitary Commission, 2.25%, 6/1/40  9,655 7,070
109,839
MASSACHUSETTS  1.8%
Massachusetts, Series A, GO, 5.00%, 1/1/41  9,500 10,188
Massachusetts, Series A, GO, 5.00%, 1/1/42  10,000 10,654
Massachusetts, Series C, GO, 5.00%, 8/1/41  10,325 11,020
Massachusetts Bay Transportation Auth., Series A, 5.00%,
7/1/42  7,500 7,972
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/40  7,210 7,758

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Massachusetts Bay Transportation Auth., Series A-1, 5.00%,
7/1/41  6,000 6,392
Massachusetts Clean Water Trust, Sustainable Development
Bonds, 5.00%, 2/1/43  4,000 4,192
Massachusetts Dev. Fin. Agency, Harvard Univ. Issue,
Series A-2, VRDN, 5.00%, 5/15/55 (Tender 11/15/35)  6,430 7,197
Massachusetts Housing Finance Agency, Sustainable Bonds,
Series B-3, 3.55%, 12/1/29  6,325 6,290
71,663
MICHIGAN  4.1%
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/37  1,000 1,093
Great Lakes Water Auth. Sewage Disposal, Series A, 5.00%,
7/1/38  1,725 1,876
Great Lakes Water Auth. Sewage Disposal, Series A, 5.25%,
7/1/39  2,205 2,390
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/32  3,500 3,549
Great Lakes Water Auth. Sewage Disposal, Series B, 5.00%,
7/1/33  14,085 14,265
Great Lakes Water Auth. Sewage Disposal, Series C, 5.00%,
7/1/36  17,950 18,094
Great Lakes Water Auth. Water Supply, Series 2024A, 5.00%,
7/1/37  3,240 3,541
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/36  1,000 1,098
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/37  1,755 1,918
Great Lakes Water Auth. Water Supply, Series A, 5.00%, 7/1/38  2,000 2,175
Great Lakes Water Auth. Water Supply, Series A, 5.25%, 7/1/39  2,605 2,829
Great Lakes Water Auth. Water Supply, Series C, 5.00%, 7/1/31  5,540 5,626
Michigan Fin. Auth., Great Lakes Water Auth., Water Supply,
Series C, 5.00%, 7/1/35  1,000 997
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/28  8,890 9,089
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/30  11,880 12,120
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/31  3,000 3,056
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/32  480 488
Michigan Fin. Auth., Henry Ford Health System, 5.00%,
11/15/34  9,505 9,638
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/28  2,505 2,508
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/29  1,000 1,001
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/30  850 851
Michigan Fin. Auth., McLaren Healthcare, 5.00%, 5/15/31  2,250 2,252

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Michigan Fin. Auth., Trinity Health Credit Group, 5.50%, 12/1/29  5,000 5,008
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/34  4,000 4,098
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/35  5,750 5,878
Michigan Fin. Auth., Trinity Health Credit Group, Series A,
5.00%, 12/1/37  5,000 5,090
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
5.00%, 12/1/32  1,325 1,362
Michigan State Hosp. Fin. Auth., Trinity Health Credit Group,
Series C, 5.00%, 12/1/31  1,050 1,081
Wayne County, Series C, 5.00%, 12/1/37 (1)(2)(5) 14,615 14,757
Wayne County Airport Auth., Series B, 5.00%, 12/1/27 (1) 1,810 1,865
Wayne County Airport Auth., Series B, 5.00%, 12/1/28 (1) 800 821
Wayne County Airport Auth., Series B, 5.00%, 12/1/29 (1) 600 614
Wayne County Airport Auth., Series B, 5.00%, 12/1/30 (1) 1,360 1,386
Wayne County Airport Auth., Series B, 5.00%, 12/1/31 (1) 800 812
Wayne County Airport Auth., Series B, 5.00%, 12/1/32 (1) 1,450 1,468
Wayne County Airport Auth., Series B, 5.00%, 12/1/38 (1) 1,595 1,633
Wayne County Airport Auth., Series E, 4.00%, 12/1/26 (1) 8,065 8,127
Wayne County Airport Auth., Series F, 5.00%, 12/1/26 (1) 3,850 3,851
Wayne County Airport Auth., Series F, 5.00%, 12/1/34 (1) 3,500 3,505
161,810
MINNESOTA  0.5%
Hennepin County, Series A, GO, 5.00%, 12/1/36  5,000 5,601
Hennepin County, Series A, GO, 5.00%, 12/1/37  5,515 6,061
Hennepin County, Series A, GO, 5.00%, 12/1/42  2,245 2,395
Minnesota, Series B, GO, 1.50%, 8/1/36  5,735 4,059
18,116
MISSOURI  1.0%
Kansas City IDA, Kansas City Int'l. Airport, 4.00%, 3/1/38 (1) 6,400 6,048
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/31 (1) 3,720 3,888
Kansas City IDA, Kansas City Int'l. Airport, Series A, 5.00%,
3/1/36 (1) 4,950 5,050
Kansas City IDA, Kansas City Int'l. Airport, Series B, 5.00%,
3/1/33 (1) 2,550 2,623
Missouri HEFA, Series C, VRDN, 5.00%, 5/1/52 (Tender 5/1/28)  20,000 20,856
Missouri HEFA, SSM Health Care, Series G, VRDN, 2.50%,
6/1/44  2,500 2,500
40,965
MONTANA  0.1%
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/25  925 925
Kalispell, Immanuel Lutheran, Series A, 5.00%, 5/15/26  970 963

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/28  1,060 1,047
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/31  1,250 1,219
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/32  445 432
4,586
NEVADA  0.0%
Truckee Meadows Water Auth., 5.00%, 7/1/35  355 360
360
NEW HAMPSHIRE  0.8%
New Hampshire Business Fin. Auth., Series 2020-1, Class A,
4.125%, 1/20/34  15,418 15,275
New Hampshire Business Fin. Auth., Series 2024-2, Class A,
3.625%, 8/20/39  11,883 10,872
New Hampshire Business Fin. Auth., Sustainable Bonds,
Series 2025-1, Class A-1, VR, 4.168%, 1/20/41  6,975 6,622
32,769
NEW JERSEY  1.5%
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (1) 2,000 2,000
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/34  2,025 2,036
New Jersey Economic Dev. Auth., Cranes Mill Project, 5.00%,
1/1/49  5,800 5,249
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/38  15,000 16,518
New Jersey EFA, Princeton Univ., Series A-2, 5.00%, 3/1/41  10,890 11,765
New Jersey General Obligation Bonds, GO, 5.00%, 6/1/39  3,935 4,117
New Jersey Transportation Trust Fund Auth., Series A, 4.00%,
6/15/38  3,750 3,634
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/36  10,000 10,875
New Jersey Transportation Trust Fund Auth., Series AA, 5.00%,
6/15/40  2,000 2,102
New Jersey Transportation Trust Fund Auth., Series BB, 4.00%,
6/15/39  3,000 2,869
61,165
NEW YORK  12.2%
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 4.00%, 3/15/42  4,200 3,942
Dormitory Auth. of the State of New York, Personal Income Tax,
Series A, 5.00%, 3/15/43  4,050 4,265
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 2/15/35  23,225 23,770
Dormitory Auth. of the State of New York, Personal Income Tax,
Bid Group 2, Series A, 5.00%, 3/15/43  25,000 26,449

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/34  5,000 5,080
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/42  4,360 4,629
Dormitory Auth. of the State of New York, Sales Tax, Series B,
5.00%, 3/15/43  7,500 7,947
Dormitory Auth. of the State of New York, Sales Tax, Series B,
5.00%, 3/15/44  5,000 5,275
Empire State Dev., Personal Income Tax, Series C-2, 5.00%,
3/15/33  18,775 19,300
Empire State Dev., Sales Tax, Series A, 5.00%, 3/15/44  4,000 4,201
Metropolitan Transportation Auth., Series C-1, 5.00%, 11/15/35  10,000 10,139
Nassau County IDA, Amsterdam at Harborside, Series A,
9.00%, 1/1/41 (2)(8)(9) 680 680
Nassau County IDA, Amsterdam at Harborside, Series B, VR,
5.00%, 1/1/58 (8)(9) 1,224 112
Nassau County Local Economic Assistance, Catholic Health
Services of Long Island, 5.00%, 7/1/27  1,650 1,651
New York City, Series B-1, GO, 5.00%, 12/1/31  2,000 2,039
New York City, Series B-1, GO, 5.00%, 10/1/35  1,785 1,832
New York City, Series B-1, GO, 5.00%, 10/1/37  3,070 3,134
New York City, Series C, GO, 5.00%, 8/1/38  4,020 4,229
New York City, Series E, GO, 5.00%, 8/1/35  6,305 7,016
New York City, Series F-1, GO, 3.00%, 3/1/41  10,000 8,018
New York City, Series I-4, GO, 5.00%, 4/1/36  5,000 5,509
New York City Housing Dev., Sustainable Development Bonds,
Series A-2, VRDN, 3.73%, 5/1/63 (Tender 12/29/28)  5,500 5,504
New York City Housing Dev., Sustainablity Bonds, Series C,
2.25%, 11/1/41  8,400 5,919
New York City Municipal Water Fin. Auth., Series AA, 5.00%,
6/15/37  19,000 19,331
New York City Municipal Water Fin. Auth., Series BB-1, 3.00%,
6/15/44  12,810 9,616
New York City Municipal Water Fin. Auth., Series EE, 4.00%,
6/15/39  5,000 4,943
New York City Transitional Fin. Auth., Building Aid, Series S-1,
5.00%, 7/15/32  16,155 16,643
New York City Transitional Fin. Auth., Building Aid, Series S-2,
5.00%, 7/15/32  7,715 7,948
New York City Transitional Fin. Auth., Future Tax, 4.00%, 5/1/39  4,505 4,383
New York City Transitional Fin. Auth., Future Tax, 5.00%, 8/1/34  5,160 5,342
New York City Transitional Fin. Auth., Future Tax, Series A-1,
4.00%, 11/1/38  4,000 3,901
New York City Transitional Fin. Auth., Future Tax, Series A-1,
5.00%, 11/1/39  4,000 4,328

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York City Transitional Fin. Auth., Future Tax, Series A-2,
5.00%, 8/1/36  16,840 17,071
New York City Transitional Fin. Auth., Future Tax, Series B-1,
4.00%, 8/1/45  4,000 3,681
New York City Transitional Fin. Auth., Future Tax, Series C-1,
5.00%, 5/1/41  5,755 5,999
New York City Transitional Fin. Auth., Future Tax, Series D,
5.00%, 5/1/42  7,000 7,421
New York City Transitional Fin. Auth., Future Tax, Series D,
5.25%, 5/1/43  7,750 8,367
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/39  4,000 4,314
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.00%, 11/1/40  5,000 5,370
New York City Transitional Fin. Auth., Future Tax, Series D-1,
5.50%, 11/1/45  6,365 6,853
New York City Transitional Fin. Auth., Future Tax, Series E,
5.00%, 11/1/42  10,000 10,601
New York City Transitional Fin. Auth., Future Tax, Series F-1,
5.00%, 5/1/34  2,000 2,034
New York City Transitional Fin. Auth., Future Tax, Series F-3,
5.00%, 2/1/31  7,450 7,522
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.00%, 11/1/44  10,170 10,684
New York City Transitional Fin. Auth., Future Tax, Series H-1,
5.25%, 11/1/45  3,150 3,368
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/40  5,830 6,241
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series B, 5.00%, 5/1/41  3,000 3,196
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/41  5,125 5,470
New York City Transitional Fin. Auth., Multi-Modal Subordinate
Bonds, Series F-1, 5.00%, 2/1/42  9,360 9,887
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series D, 5.00%, 5/1/37  9,500 10,483
New York City Transitional Fin. Auth., Subordinate Future Tax,
Series G-1, 5.00%, 5/1/42  13,000 13,747
New York State Housing Fin. Agency, 160 West 62nd Street
Housing, Series A-1, VRDN, 3.60%, 11/1/44 (Tender 4/1/32)  3,675 3,636
New York State Housing Fin. Agency, 320 West 38th Street
Housing, Series A, VRDN, 3.57%, 5/1/42 (Tender 11/1/31)  6,850 6,641
New York State Housing Fin. Agency, Sustainable Bonds,
Series A-2, VRDN, 3.50%, 11/1/64 (Tender 5/1/30)  9,000 8,930
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 3,405 3,405

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (1) 4,980 4,981
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/27 (1) 3,500 3,544
New York Transportation Dev., Delta Airlines, 5.00%, 1/1/31 (1) 11,230 11,378
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/38 (1) 3,125 3,263
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.25%, 6/30/39 (1)(5) 1,325 1,404
New York Transportation Dev., Terminal 4 JFK Int'l. Airport
Project, Series A, 5.00%, 12/1/34 (1) 1,115 1,151
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/27 (1) 9,880 10,203
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/30 (1) 8,155 8,315
Port Auth. of New York & New Jersey, Series 244, 5.00%,
7/15/41  1,450 1,556
Port Auth. of New York & New Jersey, Series 246, 5.00%,
9/1/37 (1) 3,380 3,557
Port Auth. of New York & New Jersey, Consolidated Bonds,
Series 218, 5.00%, 11/1/36 (1) 3,030 3,101
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.00%, 11/15/41  11,065 11,832
Triborough Bridge & Tunnel Auth., Senior Green Bonds,
Series C, 5.25%, 11/15/40  2,000 2,193
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/40  7,000 7,658
Utility Debt Securitization Auth., Series TE-1, 5.00%, 12/15/41  8,500 9,217
485,349
NORTH CAROLINA  1.8%
Charlotte-Mecklenburg Hosp. Auth., Atrium Healthcare, VRDN,
5.00%, 1/15/49 (Tender 12/1/31)  16,385 17,791
Charlotte-Mecklenburg Hosp. Auth., Carolinas Healthcare,
5.00%, 1/15/38  3,000 3,015
Forsyth County, Series B, GO, 2.00%, 3/1/40  5,660 3,959
Guilford County, GO, 5.00%, 3/1/38  6,000 6,689
North Carolina Capital Fac. Fin. Agency, Wake Forest Univ.,
5.00%, 1/1/33  5,205 5,294
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/25  485 485
North Carolina Municipal Power Agency No. 1, Catawba
Electric, Series A, 5.00%, 1/1/31  10,025 10,106
North Carolina Municipal Power Agency No. 1, Unrefunded
Balance, Series C, 5.00%, 1/1/30  8,370 8,439
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/37  1,600 1,764

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/38  1,950 2,135
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/39  1,525 1,661
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/40  2,815 3,040
North Carolina Turnpike Auth., Monroe Expressway System,
5.00%, 1/1/41  1,400 1,497
Raleigh Durham Airport Auth., Series A, 5.00%, 5/1/33 (1) 1,500 1,567
Wake County, Series A, GO, 5.00%, 6/1/41  3,455 3,756
71,198
OHIO  0.5%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  10,000 8,726
Franklin County, Nationwide Children's Hosp., 5.00%, 11/1/32  1,600 1,650
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  550 552
Hamilton County, Life Enriching Community, 5.00%, 1/1/31  1,500 1,506
Ohio Hosp. Fac., Cleveland Clinic Health, VRDN, 2.75%, 1/1/52
(Tender 5/1/28)  4,500 4,389
Ohio Hosp. Fac., Cleveland Clinic Health, Series A, 5.00%,
1/1/33  2,735 2,829
19,652
OKLAHOMA  0.3%
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/41  5,500 5,895
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/43  4,785 5,070
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/44  1,620 1,710
12,675
OREGON  0.5%
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/25  280 280
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/27  305 305
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/28  320 321
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/29  335 336
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/30  355 356
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/31  370 371
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/32  390 391
Clackamas County Hosp. Fac. Auth., Mary's Woods at
Marylhurst, 5.00%, 5/15/33  410 411

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/39  1,060 1,150
Oregon, Article XI-Q State Projects, Series A, GO, 5.00%,
5/1/43  6,175 6,515
Port of Portland Airport, Series 24-B, 5.00%, 7/1/30 (1) 3,185 3,233
Port of Portland Airport, Series 24-B, 5.00%, 7/1/31 (1) 1,685 1,710
Port of Portland Airport, Series 24-B, 5.00%, 7/1/32 (1) 1,135 1,151
Port of Portland Airport, Series 28, 4.00%, 7/1/36 (1) 2,000 1,938
18,468
PENNSYLVANIA  1.4%
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/27 (1)(5) 850 869
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/28 (1)(5) 1,000 1,035
Allegheny County Airport Auth., Pittsburgh Airport, Series A,
5.00%, 1/1/30 (1)(5) 2,380 2,499
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  600 619
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  650 677
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/28 (2) 1,405 1,426
Allentown Neighborhood Improvement Zone Dev. Auth., City
Center, 5.00%, 5/1/33 (2) 2,895 2,922
Chester County IDA, Longwood, 4.00%, 12/1/39  2,880 2,764
Chester County IDA, Longwood, 4.00%, 12/1/40  2,250 2,183
Cumberland County Municipal Auth., Asbury Obligated Group,
4.50%, 1/1/36 (2) 4,005 3,746
Pennsylvania Higher EFA, Trustees of the Univ., Series A,
5.00%, 2/15/35  3,725 4,216
Pennsylvania, Bid Group C, GO, 4.00%, 9/1/42  5,000 4,784
Philadelphia Airport, Private Activity, 4.00%, 7/1/41 (1)(5) 1,000 932
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/35 (5) 3,250 3,434
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/36 (5) 2,000 2,101
Philadelphia Hosp. & Higher EFA, Temple Univ. Health System,
5.00%, 7/1/37 (5) 1,605 1,678
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/31 (5) 9,160 9,264
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/32 (5) 10,000 10,096
55,245

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
PUERTO RICO  6.0%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (12) 10,842 6,478
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (2) 6,450 6,557
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (2) 7,470 7,578
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/28 (2) 3,250 3,315
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/33 (2) 13,455 13,753
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  11,134 7,461
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  15,705 14,995
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  3,161 2,942
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  9,528 8,734
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  2,757 2,347
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  1,462 1,464
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  6,348 6,472
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  19,854 20,637
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  49,272 52,238
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (9)
(13) 130 72
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (9)(13) 170 94
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (9)(13) 500 278
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (9)
(13) 630 350
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (9)
(13) 2,380 1,321
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (9)
(13) 830 461
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (9)
(13) 985 547
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (9)
(13) 130 72
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (9)
(13) 70 39

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (9)
(13) 6,525 3,621
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (9)
(13) 535 297
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (9)
(13) 215 119
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (9)
(13) 610 339
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (9)
(13) 480 266
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (9)
(13) 150 83
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (9)
(13) 265 147
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (9)
(13) 190 106
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (9)
(13) 1,890 1,049
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (9)
(13) 530 294
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (9)
(13) 225 125
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  45,780 32,141
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  31,928 29,979
Puerto Rico Sales Tax Fin., Restructured, Series A-2-
Converted, 4.329%, 7/1/40  10,827 10,166
236,937
RHODE ISLAND  0.1%
Central Falls Detention Fac., 7.25%, 7/15/35 (8)(9) 980 382
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/25  1,425 1,423
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/26  1,630 1,635
3,440
SOUTH CAROLINA  0.8%
Lexington County Health Services Dist., Lexington Medical
Center, 5.00%, 11/1/29  3,010 3,122
South Carolina Jobs-Economic Dev. Auth., Bon Secours Mercy
Health, Series A, 5.25%, 11/1/42 (6) 1,930 2,031
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/32  7,185 7,400
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/34  8,370 8,562

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35  1,135 1,156
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/36  2,000 2,031
South Carolina Public Service Auth., Series A, 5.00%, 12/1/43  1,250 1,273
South Carolina Public Service Auth., Series A, 5.00%, 12/1/45  1,800 1,816
South Carolina Public Service Auth., Series B, 5.00%, 12/1/44  3,250 3,291
30,682
SOUTH DAKOTA  0.1%
South Dakota HEFA, Sanford Health Group, Series B, 5.00%,
11/1/34  4,300 4,303
4,303
TENNESSEE  1.7%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/25  1,300 1,304
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/26  1,000 1,004
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/27  1,050 1,054
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/28  1,000 1,004
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI, 5.00%, 10/1/29  1,000 1,003
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/35  2,925 2,985
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/37  10,325 10,473
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 4.00%, 7/1/40  5,445 5,097
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series 2018A, 5.00%, 7/1/36  3,465 3,524
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/35 (10) 600 644
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/36 (10) 450 480
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/37 (10) 800 853
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/38 (10) 850 902
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/39 (10) 800 840
Knox County Health Ed. & Housing Fac. Board, Series A-1,
5.00%, 7/1/40 (10) 825 860
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, 5.00%, 7/1/31  6,780 7,260

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/33  10,000 10,865
Metropolitan Nashville Airport Auth., Series B, 5.00%, 7/1/28 (1) 2,870 2,974
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  4,945 5,018
Tennessee Energy Acquisition, Series A, VRDN, 5.00%, 5/1/52
(Tender 11/1/31)  7,550 7,870
66,014
TEXAS  8.6%
Arlington Special Tax Revenue, Senior Lien, Series A, 5.00%,
2/15/35 (5) 2,500 2,578
Austin Airport, North Terminal Project, Series 2019B, 5.00%,
11/15/33 (1) 2,000 2,062
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/29 (1) 1,200 1,217
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/31 (1) 1,550 1,571
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/33 (1) 1,130 1,143
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/36 (1) 1,000 1,021
Austin Airport, North Terminal Project, Series B, 5.00%,
11/15/37 (1) 2,680 2,725
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/26  1,790 1,791
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/30  2,455 2,450
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/31  1,800 1,795
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/33  2,450 2,424
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34  1,000 983
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/37  1,640 1,610
Central Texas Regional Mobility Auth., Series D, 4.00%, 1/1/38  3,750 3,643
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/34  1,150 1,158
Central Texas Regional Mobility Auth., Series E, 4.00%, 1/1/36  1,250 1,239
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/36  6,325 6,839
Central Texas Turnpike System, Second Tier, Series C, 5.00%,
8/15/42  4,020 4,188
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.75%,
8/15/33  10,000 10,003
Conroe Independent School Dist., GO, 5.00%, 2/15/43  5,000 5,267
Cypress-Fairbanks Independent School Dist., Series B, GO,
5.00%, 2/15/37  3,435 3,789

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/42  4,300 4,574
Dallas Independent School Dist., Series B, GO, 5.00%, 2/15/44  5,000 5,247
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/37  1,000 1,084
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/38  625 673
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/39  850 910
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/40  2,625 2,797
Denton, GO, 4.00%, 2/15/42  4,000 3,768
Denton Independent School Dist., GO, 1.75%, 8/15/36  8,595 6,317
Denton Independent School Dist., GO, 5.00%, 8/15/36  1,505 1,650
Denton Independent School Dist., GO, 5.00%, 8/15/41  7,050 7,507
Grand Parkway Transportation, Tela Supported, Series A,
5.00%, 10/1/34  8,495 8,775
Harris County, GO, 5.00%, 9/15/42  1,000 1,054
Harris County, Series A, GO, 5.00%, 9/15/42  3,410 3,593
Harris County Cultural Ed. Fac.
Fin.,
Memorial Hermann Health
System, Series B, 5.00%, 7/1/31  8,000 8,704
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/34  1,250 1,305
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/35  1,590 1,653
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
5.00%, 12/1/36  2,155 2,228
Houston Airport, Subordinate Lien, Series A, 5.25%, 7/1/40 (1)
(5) 5,000 5,316
Houston Airport, United Airlines, Series B, 5.50%, 7/15/35 (1) 9,150 9,339
Houston Airport, United Airlines, Series B-1, 4.00%, 7/15/41 (1) 4,000 3,593
Houston Airport, United Airlines, Series B-1, 5.00%, 7/15/35 (1) 8,350 8,211
Houston Airport, United Airlines, Terminal E, 5.00%, 7/1/29 (1) 10,200 10,200
Lower Colorado River Auth., LCRA Transmission Services
Project, Series A, 5.25%, 5/15/40  2,265 2,412
Lower Colorado River Auth., LCRA Transmission Services
Project, Series D, 5.00%, 5/15/30  4,450 4,455
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (1)(2) 10,700 10,610
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/25  750 752
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/26  2,045 2,053
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/27  2,145 2,156
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/29  780 784
Montgomery County Toll Road Auth., Senior, 5.00%, 9/15/30  835 839
North Texas Tollway Auth., 1st Tier, Series 2016A, 5.00%,
1/1/31  3,750 3,780
North Texas Tollway Auth., 1st Tier, Series A, 5.00%, 1/1/38  15,055 15,598
North Texas Tollway Auth., 2nd Tier, Series B, 5.00%, 1/1/33  3,910 3,982
North Texas Tollway Auth., Unrefunded Balance, Series A,
5.00%, 1/1/26  275 275

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
North Texas Tollway Auth., Unrefunded Balance, Series B,
5.00%, 1/1/26  35 35
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/40  8,775 9,401
Permanent Univ. Fund - Univ. of Texas System, Series A,
5.00%, 7/1/44  4,500 4,784
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
1.875%, 1/1/26 (1)(2) 300 295
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.00%, 1/1/27 (1)(2) 550 528
Port Beaumont Navigation Dist., Jefferson Gulf Cost Energy,
2.125%, 1/1/28 (1)(2) 525 494
Prosper Independent School Dist., GO, 5.00%, 2/15/36  5,000 5,565
San Antonio Electric & Gas, Refunding Balance, 5.00%, 2/1/33  2,265 2,318
Tarrant County Cultural Ed. Fac. Fin., Baylor Health Care
System Project, VRDN, 2.10%, 11/15/50  4,000 4,000
Tarrant County Cultural Ed. Fac. Fin., Texas Health Resources,
Series A, 5.00%, 2/15/34  3,615 3,669
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  10,890 11,191
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  17,950 18,741
Texas Municipal Gas Acquisition & Supply V, VRDN, 5.00%,
1/1/55 (Tender 1/1/34)  13,325 13,852
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/32  1,000 1,051
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/34  1,500 1,564
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/35  5,000 5,194
Texas Private Activity Bond Surface Transportation, Tarrant
Expressway, Series A, 5.00%, 12/31/36  4,735 4,904
Texas Transportation Commission, GO, 5.00%, 4/1/41  4,500 4,774
Texas Transportation Commission, Mobility Fund, Series A, GO,
5.00%, 10/1/33  4,500 4,657
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/33  19,495 20,176
Texas Transportation Commission, Mobility Fund, Series B,
GO, 5.00%, 10/1/34  18,475 19,075
341,958
UTAH  2.2%
Intermountain Power Agency, Series A, 5.00%, 7/1/39  4,500 4,702
Intermountain Power Agency, Series A, 5.00%, 7/1/40  3,500 3,632
Intermountain Power Agency, Series A, 5.00%, 7/1/41  2,000 2,066
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.50%, 6/15/39 (2) 1,725 1,700

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/32 (1) 3,925 3,995
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/31 (1) 3,500 3,595
Salt Lake City Airport, Series 2018A, 5.00%, 7/1/32 (1) 1,825 1,871
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/32 (1) 3,750 3,935
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/33 (1) 6,110 6,386
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/35 (1) 11,070 11,450
Salt Lake City Airport, Series 2023A, 5.00%, 7/1/34 (1) 5,000 5,298
Salt Lake City Airport, Series A, 4.00%, 7/1/41 (1)(10) 10,435 9,612
Salt Lake City Airport, Series A, 5.00%, 7/1/30 (1) 3,370 3,436
Salt Lake City Airport, Series A, 5.00%, 7/1/31 (1) 2,560 2,609
Salt Lake City Airport, Series A, 5.00%, 7/1/33 (1) 5,050 5,167
Salt Lake City Airport, Series A, 5.00%, 7/1/35 (1) 3,500 3,564
Salt Lake City Airport, Series A, 5.00%, 7/1/36 (1) 6,000 6,094
Salt Lake City Airport, Series A, 5.00%, 7/1/38 (1) 5,665 5,723
Vineyard Redev. Agency, 4.00%, 5/1/34 (5) 300 303
Vineyard Redev. Agency, 4.00%, 5/1/36 (5) 250 252
Vineyard Redev. Agency, 4.00%, 5/1/38 (5) 270 267
Vineyard Redev. Agency, 4.00%, 5/1/39 (5) 225 220
85,877
VIRGINIA  8.8%
Alexandria, Series A, GO, 1.75%, 12/15/35  7,160 5,390
Alexandria, Series A, GO, 1.875%, 12/15/36  7,160 5,288
Arlington County, GO, 5.00%, 6/15/38  9,585 10,392
Arlington County, GO, 5.00%, 6/15/39  2,040 2,202
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/33  3,080 3,274
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/34  2,565 2,713
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  1,000 1,051
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  21,180 22,542
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/42  1,905 2,015
Chesterfield County Economic Dev. Auth., County Mobility
Projects, 5.00%, 4/1/43  1,490 1,566
Fairfax County, Series A, GO, 2.00%, 10/1/39  12,225 8,671
Fairfax County, Series A, GO, 4.00%, 10/1/38  10,000 10,001
Fairfax County, Series A, GO, 4.00%, 10/1/41  7,345 7,190
Fairfax County IDA, Inova Health, 3.50%, 5/15/39  5,890 5,459
Fairfax County IDA, Inova Health, 5.00%, 5/15/32  10,000 11,016
Fairfax County IDA, Inova Health, 5.00%, 5/15/35  3,500 3,807
Fairfax County IDA, Inova Health, 5.00%, 5/15/36  2,825 3,057
Fairfax County IDA, Inova Health, 5.00%, 5/15/37  3,130 3,377
Fairfax County IDA, Inova Health, Series B-2, VRDN, 5.00%,
5/15/57 (Tender 5/15/30)  10,000 10,706

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Fairfax County Redev. & Housing Auth., Dominion Square
North Project, VRDN, 5.00%, 1/1/45 (Tender 1/1/28)  3,875 3,991
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing, 5.00%, 10/1/34  3,715 3,880
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,645 1,646
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/31  1,000 1,000
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  8,100 8,164
Loudoun County, Series A, GO, 5.00%, 12/1/41  3,030 3,237
Loudoun County Economic Dev. Auth., Public facilities,
Series A, 3.00%, 12/1/37  5,000 4,265
Loudoun County Sanitation Auth., 5.00%, 1/1/36  5,800 6,560
Loudoun County Sanitation Auth., 5.00%, 1/1/37  5,845 6,568
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  4,420 4,650
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 5.00%,
7/1/53 (Tender 7/1/30)  8,000 8,521
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  5,835 6,178
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  1,300 1,318
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,000 1,009
Virginia Beach, Series A, GO, 4.00%, 2/1/41  7,160 7,092
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  2,035 2,168
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/41  3,050 3,252
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.25%, 2/1/41  5,000 5,383
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/41  13,345 12,903
Virginia Commonwealth Transportation Board, 4.00%, 5/15/41  4,000 3,932
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/32  7,075 7,345
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/38  600 650
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/40  1,600 1,711
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.00%,
7/1/41  2,950 3,137
Virginia Public Building Auth., Series A, 5.00%, 8/1/38  11,500 12,387
Virginia Public Building Auth., Series A, 5.00%, 8/1/45  3,000 3,167
Virginia Public School Auth., 5.00%, 8/1/40  2,125 2,320

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Public School Auth., 5.00%, 8/1/42  2,220 2,389
Virginia Public School Auth., 5.00%, 8/1/43  1,880 2,011
Virginia Public School Auth.,  School Technology & Security
Notes, Series XIII, 5.00%, 4/15/29 (6) 5,000 5,359
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/30 (1) 2,000 1,973
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/32 (1) 2,940 2,872
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/32 (1) 7,875 7,667
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/33 (1) 1,250 1,212
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/33 (1) 4,380 4,229
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/34 (1) 5,000 4,784
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/35 (1) 4,815 4,583
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 4,125 3,910
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/36 (1) 2,500 2,359
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/37 (1) 8,625 8,074
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/38 (1) 3,000 2,784
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/39 (1) 1,250 1,151
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (1) 1,250 1,132
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/32 (1) 6,225 6,471
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/33 (1) 5,000 5,166
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 3,000 3,087
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/35 (1) 4,540 4,649
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,250 2,300
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/37 (1) 2,000 2,033
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 6,090 6,181
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/38 (1) 2,095 2,120

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., Senior Lien Elizabeth River
Crossing, 4.00%, 1/1/31 (1) 2,955 2,903
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 252
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/31  2,275 2,292
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/33  3,000 3,019
York County Economic Dev. Auth., Electric & Power Company
Project, VRDN, 3.65%, 5/1/33 (Tender 10/1/27)  4,345 4,369
347,482
WASHINGTON  4.0%
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/36  6,730 7,306
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/39  10,865 11,722
Energy Northwest, Columbia Generating Station, Series A,
5.00%, 7/1/40  7,000 7,514
Port of Seattle, Series C, 5.00%, 8/1/37 (1) 10,605 11,002
Port of Seattle, Intermediate Lien, 5.00%, 8/1/29 (1) 8,610 9,026
Port of Seattle, Intermediate Lien, 5.00%, 4/1/36 (1) 1,500 1,536
Port of Seattle, Intermediate Lien, Series B, 5.00%, 7/1/36 (1) 4,375 4,617
Seattle Municipal Light & Power Revenue, Series A, 5.00%,
3/1/42  4,950 5,215
Washington, Series A, GO, 5.00%, 8/1/42  5,000 5,233
Washington, Series B, GO, 5.00%, 6/1/39  14,945 16,165
Washington, Series B, GO, 5.00%, 2/1/40  10,190 10,934
Washington, Series B, GO, 5.00%, 6/1/40  1,900 2,044
Washington, Bid Group 1, Series 2024A, GO, 5.00%, 8/1/39  9,000 9,737
Washington, Bid Group 2, Series 2025A, GO, 5.00%, 8/1/44  3,710 3,903
Washington, Bid Group 3, Series B, GO, 5.00%, 2/1/45  10,000 10,433
Washington, Motor Vehicle Fuel Tax & Vehicle Related Fees,
Series D, GO, 5.00%, 6/1/43  5,000 5,316
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/34  15,540 15,957
Washington, Various Purpose, Series A, GO, 5.00%, 8/1/35  5,910 6,059
Washington, Various Purpose, Series C, GO, 5.00%, 2/1/35  5,630 5,824
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/33  4,500 4,577
Washington, Various Purpose, Series R-2017A, GO, 5.00%,
8/1/34  5,000 5,081
159,201
WEST VIRGINIA  0.1%
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/39  1,225 1,285

T. ROWE PRICE Summit Municipal Intermediate Fund

Par/Shares $ Value
(Amounts in 000s)
West Virginia Hosp. Fin. Auth., University Health System
Obligated Group, Series A, 5.00%, 6/1/40  1,900 1,979
3,264
WISCONSIN  0.7%
Wisconsin, Series B, GO, 5.00%, 5/1/39  10,035 10,814
Wisconsin DOT, Series 1, 5.00%, 7/1/38  3,450 3,855
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-3, VRDN, 5.00%, 8/15/54  4,500 4,750
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series C-4, VRDN, 5.00%, 8/15/54  4,000 4,223
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/27 (2) 1,950 1,949
Wisconsin PFA, Mary's Woods at Marylhurst, 5.00%,
5/15/31 (2) 1,220 1,224
26,815
SHORT-TERM INVESTMENTS 0.0%
MONEY MARKET FUNDS  0.0%
T. Rowe Price Government Reserve Fund, 4.38% (14)(15) 9 9
Total Short-Term Investments (Cost $9) 9
Total Investments in Securities
99.1% of Net Assets
(Cost $4,009,711) $ 3,928,729
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $102,056 and represents 2.6% of net assets.
(3) Prerefunded date is used in determining portfolio maturity.
(4) Insured by National Public Finance Guarantee Corporation
(5) Insured by Assured Guaranty Municipal Corporation
(6) When-issued security
(7) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(8) Security is in default or has failed to make a scheduled interest and/or principal payment.
(9) Non-income producing
(10) Insured by Build America Mutual Assurance Company

T. ROWE PRICE Summit Municipal Intermediate Fund

.
.
.
.
.
.
.
.
.
.
(11) Insured by Assured Guaranty Corporation
(12) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(13) Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(14) Seven-day yield
(15) Affiliated Companies
3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal
Swap Index
PCR Pollution Control Revenue
PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAC Revenue Anticipation Certificate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the six months ended April 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.38% $ —# $ — $ 60+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
4/30/25
T. Rowe Price Government
Reserve Fund, 4.38% $ 97  ¤  ¤ $ 9^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $60 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9.

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $4,009,711) $ 3,928,729
Interest receivable 55,200
Receivable for shares sold 1,824
Receivable for investment securities sold 430
Cash 2
Other assets 87
Total assets 3,986,272
Liabilities
Payable for investment securities purchased 12,575
Payable for shares redeemed 5,540
Investment management fees payable 887
Due to affiliates 10
Payable to directors 1
Other liabilities 3,088
Total liabilities 22,101
Commitments and Contingent Liabilities (note 5)
NET ASSETS $ 3,964,171

T. ROWE PRICE Summit Municipal Intermediate Fund
April 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (305,896)
Paid-in capital applicable to 356,926,950 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares of the Corporation authorized 4,270,067
NET ASSETS $ 3,964,171
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $1,045,025; Shares outstanding: 94,049,853) $ 11.11
Advisor Class
(Net assets: $3,481; Shares outstanding: 313,380) $ 11.11
I Class
(Net assets: $2,915,665; Shares outstanding:
262,563,717) $ 11.10

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Investment Income (Loss)
Income
.
  Interest $ 74,297
Dividend 60
Total income 74,357
Expenses
Investment management 5,640
Shareholder servicing
Investor Class $ 614
Advisor Class 3
I Class 44 661
Rule 12b-1 fees
Advisor Class 5
Prospectus and shareholder reports
Investor Class 23
I Class 20 43
Legal and audit 133
Custody and accounting 131
Registration 65
Directors 7
Miscellaneous 16
Repaid to Price Associates 18
Total expenses 6,719
Net investment income 67,638
Realized and Unrealized Gain / Loss –
Net realized loss on securities (17,759)
Change in net unrealized gain / loss on securities (55,590)
Net realized and unrealized gain / loss (73,349)
DECREASE IN NET ASSETS FROM OPERATIONS $ (5,711)

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 67,638 $ 147,399
Net realized loss (17,759) (52,705)
Change in net unrealized gain / loss (55,590) 324,749
Increase (decrease) in net assets from operations (5,711) 419,443
Distributions to shareholders
Net earnings
Investor Class (17,321) (52,445)
Advisor Class (56) (99)
I Class (49,767) (93,026)
Decrease in net assets from distributions (67,144) (145,570)
Capital share transactions
*
Shares sold
Investor Class 92,574 361,602
Advisor Class 83 247
I Class 368,008 933,050
Distributions reinvested
Investor Class 14,006 44,974
Advisor Class 56 99
I Class 35,802 69,036
Shares redeemed
Investor Class (219,592) (1,482,441)
Advisor Class (678) (452)
I Class (652,454) (1,003,668)
Decrease in net assets from capital share
transactions (362,195) (1,077,553)

T. ROWE PRICE Summit Municipal Intermediate Fund
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
4/30/25
Year
Ended
10/31/24
Net Assets
Decrease during period (435,050) (803,680)
Beginning of period 4,399,221 5,202,901
End of period $ 3,964,171 $ 4,399,221
*Share information (000s)
Shares sold
Investor Class 8,220 31,960
Advisor Class 7 22
I Class 32,695 82,612
Distributions reinvested
Investor Class 1,241 3,966
Advisor Class 5 9
I Class 3,173 6,090
Shares redeemed
Investor Class (19,512) (130,070)
Advisor Class (61) (41)
I Class (57,921) (88,810)
Decrease in shares outstanding (32,153) (94,262)

T. ROWE PRICE Summit Municipal Intermediate Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Summit Municipal Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Summit
Municipal Intermediate Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks the highest level of income exempt from federal income taxes consistent with moderate price fluctuation. The fund has three classes of shares: the Summit Municipal
Intermediate Fund (Investor Class), the Summit Municipal Intermediate
Fund–Advisor Class (Advisor Class) and the Summit Municipal Intermediate
Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the
Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are

T. ROWE PRICE Summit Municipal Intermediate Fund

recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE Summit Municipal Intermediate Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE Summit Municipal Intermediate Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined

T. ROWE PRICE Summit Municipal Intermediate Fund

by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on April 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Municipal Securities $ — $ 3,928,720 $ — $ 3,928,720
Short-Term Investments 9 — — 9
Total $ 9 $ 3,928,720 $ — $ 3,928,729

T. ROWE PRICE Summit Municipal Intermediate Fund

When-Issued Securities  The fund enters into when-issued purchase or sale commitments, pursuant to which it agrees to purchase or sell, respectively, an authorized but not yet issued security for a fixed unit price, with payment and delivery not due until issuance of the security on a scheduled future date.
When-issued securities may be new securities or securities issued through a corporate action, such as a reorganization or restructuring. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a when-issued security. Amounts realized on when-issued transactions are included in realized gain/loss on securities in the accompanying financial statements.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $497,061,000 and
$838,985,000, respectively, for the six months ended April 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is
required
since the fund
intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-
end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of October 31, 2024, the fund had
$216,385,000 of available capital loss carryforwards.
At April 30, 2025, the cost of investments (including derivatives, if any)
for federal income tax purposes was $4,009,981,000. Net unrealized loss aggregated $81,252,000 at period-end, of which $19,074,000 related to appreciated investments and $100,326,000 related to depreciated investments.

T. ROWE PRICE Summit Municipal Intermediate Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.27% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class, Advisor Class and I Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and, with respect to any class other than the Investor Class, 12b-1 fees) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Summit Municipal Intermediate Fund

Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the six months ended April 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/
paid by Price Associates in the amount of $1,157,000 remain subject to repayment by the fund at April 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended April 30, 2025, expenses incurred pursuant to these service agreements were $59,000 for
Price Associates and $88,000 for T. Rowe Price Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members
Investor
Class
Advisor
Class I Class
Expense limitation 0.40% 0.40% 0.40%
I Class Limit N/A   N/A   0.05%
Expense limitation date N/A N/A 12/31/26
(Waived)/repaid during the period ($000s) $20 $(2) $—

T. ROWE PRICE Summit Municipal Intermediate Fund

of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of April 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 4,260,499 shares of the Investor Class, representing
5% of the Investor Class's net assets, and 9,504,981 shares of the I Class, representing 4% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. Purchases and sales cross trades aggregated $52,275,000 and
$35,355,000, respectively, with net realized gain of $0 for the six months ended
April 30, 2025.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Summit Municipal Intermediate Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Summit Municipal Intermediate Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services;
compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Summit Municipal Intermediate Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024.
Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers.
In considering soft-dollar arrangements, the Board noted that, effective January 1,
2024, the Adviser began using brokerage commissions in connection with certain
T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-
dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds
(including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe Price fund assets decrease. As a result, shareholders benefit from overall growth in
T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The Board noted that the fund’s individual fund fee rate was reduced effective
November 1, 2024.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to a contractual expense limitation that requires the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the Investor Class of the fund with a group of competitor funds selected by
Broadridge (Investor Class Expense Group); (ii) actual management fees and total expenses of the Advisor Class of the fund with a group of competitor funds selected by Broadridge (Advisor Class Expense Group); and (iii) actual management fees,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

nonmanagement expenses, and total expenses of the Investor Class of the fund with a broader set of funds within the Lipper investment classification (Expense
Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements)
in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Investor Class Expense Group), the fund’s actual management fee rate ranked in the first quintile (Investor Class Expense Group,
Advisor Class Expense Group, and Expense Universe), and the fund’s total expenses ranked in the third quintile (Investor Class Expense Group and Expense
Universe) and first quintile (Advisor Class Expense Group).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The
Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Summit Municipal Intermediate Fund

versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F83-051 6/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Summit Municipal Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	June 17, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	June 17, 2025